STAAR Investment Trust - International Fund
INVESTMENT OBJECTIVE

The investment objective of the STAAR International Fund (the “International Fund,” or the “Fund”) is to pursue growth of investors’ capital primarily through investments in international stock mutual funds, exchange traded funds (“ETFs”) and individual stocks.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund:
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STAAR Investment Trust - International Fund
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.01%
Other Expenses	1.54%
Acquired Fund Fees and Expenses	0.84%
Total Annual Fund Operating Expenses	3.19%

Example

This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
STAAR Investment Trust - International Fund | USD ($)	322	983	1,669	3,494

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The International Fund is a “fund of funds” that pursues its investment objectives primarily by investing in the shares of other mutual funds and exchange-traded funds (“ETFs”). Under normal conditions, 80% or more of the Fund’s total assets are invested in other mutual funds or ETFs. Barrel Park Investments, LLC, the investment advisor of the Fund (the “Advisor”) seeks out registered funds and ETFs (collectively, “underlying funds”) that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The underlying funds in which the Fund invests will hold the securities of primarily foreign companies. There are no limits on the size of companies that may be owned by underlying funds or directly. Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries and to different countries and regions. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.

In deciding to buy, hold or sell a particular underlying fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security. The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested. If a holding fails to perform up to expectations, it may be sold. Similarly, if a underlying fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

PRINCIPAL RISKS

Shares of the International Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk: While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds. Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk: Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks: Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks: Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls. Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Value Risk: A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Growth Risk: The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.

Small-Capitalization Companies Risk: Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Large-Capitalization Companies Risk: Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.

Risks of Investing in Funds: There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of the underlying funds.

New Advisor Risk: As a newly registered investment adviser, Barrel Park Investments, LLC, the Fund’s Advisor currently does not have previous experience managing other investment companies, and therefore, does not have a performance track record.

PERFORMANCE

The bar chart and table immediately following are intended to help you understand the risks of investing in the International Fund. The bar chart shows how the performance of the Fund’s shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.

STAAR International Fund – Total Annual Returns

Calendar Year Returns (Periods ending December 31)

During the 10-year period shown in the bar chart, the highest return for the International Fund for a quarter was +21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -20.26% (quarter ending 9/30/11).

Average Annual Total Returns (Periods ending December 31)
Average Annual Total Returns - STAAR Investment Trust - International Fund		1 Year	5 Years	10 Years
STAAR Investment Trust - International Fund		23.15%	2.51%	(0.87%)
STAAR Investment Trust - International Fund | After Taxes on Distributions	[1]	22.87%	1.98%	(1.32%)
STAAR Investment Trust - International Fund | After Taxes on Distributions and Sales	[1]	13.33%	1.87%	(0.65%)
MSCI EAFE USD Index (Reflects no deductions for fees, expenses and taxes on sales)		25.03%	7.90%	1.94%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").